OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 8 - OTHER ACCOUNTS PAYABLE:
	December 31, 2025	December 31, 2024

Accrued expenses	506	508
Employees’ salaries and related liabilities	429	414
Related parties	384	421
Other	30	21
Total	1,349	1,364